Subsequent Events.	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events.

NOTE 12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the consolidated balance sheet date of March 31, 2021 through the date of June 14, 2021, which is the date that the unaudited condensed combined financial statements were available to be issued.

On May 14, 2021, DFHT issued a press release announcing, among other things, receipt of notification from the U.S. Securities and Exchange Commission (“SEC”) that the SEC had completed its review of DFHT’s proxy statement relating to the Business Combination with CareMax and IMC. On June 4, 2021, a special meeting of the stockholders of DFHT was held to facilitate a vote to approve the Business Combination Agreement for the acquisition by DFHT of CareMax and IMC. The Business Combination Agreement provided for the sale and transfer of 100% of the equity interests in CareMax by member of the CareMax Group and IMC Holdings, LLC, a Delaware limited liability company, in favor of DFHT, and as a result of which, upon consummation of the Business Combination, CareMax and IMC legally become wholly-owned subsidiaries of DFHT. The results of the vote were finalized and as of June 8, 2021, the Business Combination was consummated.

The Business Combination was funded in part through debt financing provided by an $185 million senior secured credit facility. A portion of the proceeds of the debt financing was used to repay all outstanding borrowings as of June 8, 2021 under the Loan Agreement. The debt financing results in $122 million of senior secured debt of the combined company.

Deerfield Healthcare Technology Acquisitions Corp
Subsequent Events.

9.   Subsequent Events.

Management has evaluated subsequent events and transactions that occurred after the unaudited condensed balance sheet date, up to the date the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Note 11 — Subsequent Events

On January 20, 2021, the Company filed a preliminary proxy in connection with the Proposed Business Combination described in Note 1.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date financial statements were issued. Other than as described herein, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.